Average Annual Total Returns - Lazard International Dynamic Equity ETF			12 Months Ended	60 Months Ended	115 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.68%	6.82%	4.86%
Performance Inception Date		May 29, 2015
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.06%	6.11%	4.29%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.57%	5.37%	3.89%
Open Shares
Prospectus [Line Items]
Average Annual Return, Percent			11.49%	6.57%	4.59%
Performance Inception Date		May 29, 2015
MSCI All Country World ex-US Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	4.10%	4.28%
MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		3.82%	4.73%	4.52%

[1]	The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed markets countries (excluding the US) and 24 emerging markets countries. Developing Markets countries included in the MSCI ACWI ex USA Index include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. Emerging Markets countries included in the MSCI ACWI ex USA Index include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
[2]	The MSCI EAFE Index is an equity index which captures large and mid-cap representation across 21 developed markets countries around the world, excluding the US and Canada. Developed Markets countries in the MSCI EAFE Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.